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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-2898
                                   ----------

THE VALUE LINE CASH FUND, INC.
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(Exact name of registrant as specified in charter)

220 EAST 42ND STREET, NEW YORK, N.Y.         10017
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(Address of principal executive offices) (Zip Code)

David T Henigson,Vice President,Treasurer,Principal Financial Officer
220 EAST 42ND STREET, NEW YORK, N.Y.         10017
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: DECEMBER 31, 2007
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Date of reporting period: SEPTEMBER 30, 2007
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ITEM I.  SCHEDULE OF INVESTMENTS

A copy of Schedule of Investments for
the period ended 9/30/07 is included with this Form.

                                                  THE VALUE LINE CASH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2007
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
   PRINCIPAL                                                                                MATURITY
    AMOUNT                                                                      YIELD+        DATE           VALUE
 --------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS  (102.8%)
  $ 48,000,000  Federal Home Loan Bank Discount Notes                            4.00%        10/1/07     $ 47,989,333
    15,000,000  Federal Home Loan Bank Discount Notes                            4.83        11/21/07       14,894,663
    17,977,000  Federal Home Loan Bank Discount Notes                            4.53         2/20/08       17,657,010
    37,104,000  Federal Home Loan Mortgage Corporation Discount Notes            5.20        10/29/07       36,947,390
    25,000,000  Federal Home Loan Mortgage Corporation Discount Notes            5.21         11/5/07       24,869,344
    10,000,000  Federal Home Loan Mortgage Corporation Discount Notes            5.21        11/26/07        9,917,833
    12,289,000  Federal Home Loan Mortgage Corporation Discount Notes            4.80         12/3/07       12,183,605
     2,487,000  Federal National Mortgage Association Discount Notes             4.55          2/1/08        2,448,313
--------------                                                                                        ----------------

  167,857,000   TOTAL INVESTMENT SECURITIES  (102.8%)
                  (COST $166,907,491)                                                                      166,907,491
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                                                                                                      ----------------
                EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS  (-2.8%)                                  (4,539,150)
                                                                                                      ----------------
                NET ASSETS  (100.0%)                                                                  $   162,368,341
                                                                                                      ----------------
                NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
                 SHARE ($162,368,341 / 162,405,892 SHARES OUTSTANDING)                                $           1.00
                                                                                                      ----------------

+ The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.


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ITEM 2.  CONTROLS AND PROCEDURES.

           (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

           (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

            (1) Certification pursuant to Rule 30a-2 under the Investment
                Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                Exhibit 99.CERT.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         ---------------------------------
         Jean B. Buttner, President

Date:    November 29, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         --------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -----------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    November 29, 2007
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